Retirement-Related Benefits - PBO, APBO, FV of Plan Assets, Funded Status (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Overfunded plans
Funded status of plan
Benefit Obligations	$ 66,861	$ 63,524
Fair Value of Plan Assets	73,726	68,190
Funded Status	6,865	4,666
Underfunded plans
Funded status of plan
Benefit Obligations	36,399	34,675
Fair Value of Plan Assets	18,445	16,877
Funded Status	$ (17,955)	(17,798)
Pension Plans
Funded status of plan
Percentage of plan funded	93.00%
Pension Plans | Qualified Plans
Funded status of plan
Percentage of plan funded	102.00%
U.S. | Underfunded plans
Funded status of plan
Benefit Obligations	$ 5,618	5,579
Fair Value of Plan Assets	3	29
Funded Status	(5,615)	(5,550)
U.S. | Pension Plans
Funded status of plan
Benefit Obligations	50,232	47,812	$ 52,444
Fair Value of Plan Assets	51,784	48,213	52,694
Funded Status	1,551	401
U.S. | Pension Plans | Underfunded plans | Personal Pension Plan (PPP)
Funded status of plan
Benefit Obligations	1,473	1,395
Funded Status	$ (1,473)	(1,395)
Defined benefit plan, funding status	us-gaap:UnfundedPlanMember
U.S. | Pension Plans | Underfunded plans | Retention Plan
Funded status of plan
Benefit Obligations	$ 288	273
Funded Status	$ (288)	(273)
Defined benefit plan, funding status	us-gaap:UnfundedPlanMember
U.S. | Pension Plans | Qualified Plans | Personal Pension Plan (PPP)
Funded status of plan
Fair Value of Plan Assets	$ 51,784	48,213
Percentage of plan funded	107.00%
U.S. | Pension Plans | Qualified Plans | Overfunded plans | Personal Pension Plan (PPP)
Funded status of plan
Benefit Obligations	$ 48,471	46,145
Fair Value of Plan Assets	51,784	48,213
Funded Status	3,313	2,069
U.S. | Nonpension Postretirement Plans
Funded status of plan
Benefit Obligations	3,857	3,912	4,184
Fair Value of Plan Assets	3	29	18
Funded Status	(3,854)	(3,882)
U.S. | Nonpension Postretirement Plans | Underfunded plans
Funded status of plan
Benefit Obligations	3,857	3,912
Fair Value of Plan Assets	3	29
Funded Status	(3,854)	(3,882)
Non-U.S. | Overfunded plans
Funded status of plan
Benefit Obligations	18,390	17,379
Fair Value of Plan Assets	21,942	19,975
Funded Status	3,552	2,597
Non-U.S. | Underfunded plans
Funded status of plan
Benefit Obligations	30,782	29,095
Fair Value of Plan Assets	18,442	16,848
Funded Status	(12,340)	(12,248)
Non-U.S. | Pension Plans
Funded status of plan
Benefit Obligations	48,324	45,770	49,111
Fair Value of Plan Assets	40,319	36,758	40,798
Funded Status	(8,005)	(9,012)
Non-U.S. | Pension Plans | Qualified Plans | Overfunded plans
Funded status of plan
Benefit Obligations	18,371	17,379
Fair Value of Plan Assets	21,921	19,975
Funded Status	3,550	2,597
Non-U.S. | Pension Plans | Qualified Plans | Underfunded plans
Funded status of plan
Benefit Obligations	23,222	22,139
Fair Value of Plan Assets	18,398	16,783
Funded Status	(4,824)	(5,356)
Non-U.S. | Pension Plans | Nonqualified Plans | Underfunded plans
Funded status of plan
Benefit Obligations	6,731	6,252
Funded Status	(6,731)	(6,252)
Non-U.S. | Nonpension Postretirement Plans
Funded status of plan
Benefit Obligations	848	705	732
Fair Value of Plan Assets	65	65	$ 70
Funded Status	(783)	(640)
Non-U.S. | Nonpension Postretirement Plans | Overfunded plans
Funded status of plan
Benefit Obligations	19	0
Fair Value of Plan Assets	21	0
Funded Status	2	0
Non-U.S. | Nonpension Postretirement Plans | Underfunded plans
Funded status of plan
Benefit Obligations	828	704
Fair Value of Plan Assets	44	65
Funded Status	$ (785)	$ (640)